Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Current replacement cost	$ 11,789	$ 13,977
Current replacement cost	21,431	24,342
Credit equivalent amount	26,212	21,819
Risk-weighted amount	9,266	7,796
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	5,593	8,246
Credit equivalent amount	5,588	5,165
Risk-weighted amount	554	680
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	5,592	8,246
Credit equivalent amount	5,418	5,077
Risk-weighted amount	549	678
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1	0
Credit equivalent amount	170	88
Risk-weighted amount	5	2
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	9,303	11,643
Credit equivalent amount	8,580	8,304
Risk-weighted amount	1,986	1,866
Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	118	141
Credit equivalent amount	49	96
Risk-weighted amount	9	10
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3,617	2,864
Credit equivalent amount	6,390	4,870
Risk-weighted amount	651	604
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,958	1,323
Credit equivalent amount	2,259	2,033
Risk-weighted amount	535	520
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1,659	1,541
Credit equivalent amount	4,131	2,837
Risk-weighted amount	116	84
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	206	226
Credit equivalent amount	79	67
Risk-weighted amount	24	20
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	63	40
Credit equivalent amount	62	43
Risk-weighted amount	23	19
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	143	186
Credit equivalent amount	17	24
Risk-weighted amount	1	1
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,594	1,222
Credit equivalent amount	5,526	3,317
Risk-weighted amount	1,582	942
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,527	1,138
Credit equivalent amount	4,046	2,314
Risk-weighted amount	1,523	902
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	67	84
Credit equivalent amount	1,480	1,003
Risk-weighted amount	59	40
Non trade exposure related to central counterparties [Member]
Disclosure of financial assets [line items]
Risk-weighted amount	224	176
Common equity tier One CVA charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	4,236	3,498
Derivatives before netting [member]
Disclosure of financial assets [line items]
Current replacement cost	21,431	24,342
Credit equivalent amount	26,212	21,819
Risk-weighted amount	9,266	7,796
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	113	57
Credit equivalent amount	39	29
Risk-weighted amount	2	3
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	5,376	8,033
Credit equivalent amount	5,359	4,993
Risk-weighted amount	539	653
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	6,030	7,735
Credit equivalent amount	4,528	4,350
Risk-weighted amount	886	847
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	103	156
Credit equivalent amount	20	55
Risk-weighted amount	8	22
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	240	218
Credit equivalent amount	259	310
Risk-weighted amount	83	81
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,033	3,690
Credit equivalent amount	3,793	3,644
Risk-weighted amount	1,017	938
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	115	130
Credit equivalent amount	46	90
Risk-weighted amount	9	10
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3	11
Credit equivalent amount	3	6
Risk-weighted amount	0	0
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	4,809	7,177
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4,808	7,177
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1	0
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	7,981	9,848
Held For Trading For Trading Purpose [Member] | Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	118	141
Held For Trading For Trading Purpose [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3,610	2,738
Held For Trading For Trading Purpose [Member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,951	1,197
Held For Trading For Trading Purpose [Member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1,659	1,541
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	206	226
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	63	40
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	143	186
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,594	1,222
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,527	1,138
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	67	84
Held For Trading For Trading Purpose [Member] | Derivatives before netting [member]
Disclosure of financial assets [line items]
Current replacement cost	19,318	21,352
Held For Trading For Trading Purpose [Member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	113	56
Held For Trading For Trading Purpose [Member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4,603	6,968
Held For Trading For Trading Purpose [Member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4,825	6,028
Held For Trading For Trading Purpose [Member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	92	153
Held For Trading For Trading Purpose [Member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	240	217
Held For Trading For Trading Purpose [Member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,916	3,603
Held For Trading For Trading Purpose [Member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	115	130
Held For Trading For Trading Purpose [Member] | Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3	11
Held for Asset Liability Management [Member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	784	1,069
Held for Asset Liability Management [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	784	1,069
Held for Asset Liability Management [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,322	1,795
Held for Asset Liability Management [Member] | Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	7	126
Held for Asset Liability Management [Member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	7	126
Held for Asset Liability Management [Member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	0	1
Held for Asset Liability Management [Member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	773	1,065
Held for Asset Liability Management [Member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,205	1,707
Held for Asset Liability Management [Member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	11	3
Held for Asset Liability Management [Member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	0	1
Held for Asset Liability Management [Member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	117	87
Held for Asset Liability Management [Member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for Asset Liability Management [Member] | Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Held for hedging and held for trading for economic hedges [member] | Derivatives before netting [member]
Disclosure of financial assets [line items]
Current replacement cost	2,113	2,990
Derivatives effect of netting [member]
Disclosure of financial assets [line items]
Current replacement cost	(11,789)	(13,977)
Derivatives after effect of netting [Member]
Disclosure of financial assets [line items]
Current replacement cost	$ 9,642	$ 10,365